Property and Equipment, Net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property and equipment, net

Note 7 — Property and equipment, net

Property and equipment, net, consist of the following:

	As of December 31,
	2022	2021

Computer equipment	$380,055	$544,972
Office equipment, fixtures and furniture	2,033,617	2,133,433
Capitalized development cost and software acquired	10,886,033	10,464,573
Automobiles	189,325	224,713
Buildings	4,715,189	-
Construction in Progress	-	2,656,120
Subtotal	18,204,219	16,023,811
Less: accumulated depreciation and amortization	(7,207,577)	(5,761,393)
Total	$10,996,642	$10,262,418

Depreciation and amortization expense for the years ended December 31, 2022, 2021 and 2020 amounted to $359,344, $324,367 and $310,845, respectively. The Company capitalized development costs related to its core supporting modules of the global trade applications and solutions incurred during the application development stage. The amortization expense for the years ended December 31, 2022, 2021 and 2020 totaled $1,803,853, $1,692,352 and $1,140,727, respectively. As of December 31, 2022, buildings with net book value amounted to $4,184,190 were pledged for obtaining various of loans (See Note 9).

The estimated amortization of capitalized development cost is as follows:

Twelve months ending December 31,	Estimated amortization expense
2023	$1,740,480
2024	1,463,967
2025	971,331
2026	501,910
2027	192,039
Total	$4,869,727